SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

                          DWS LifeCompass Protect Fund

Effective February 2, 2009, the fund will change its name to DWS LifeCompass Protect 2017 Fund.




               Please Retain This Supplement for Future Reference


January 27, 2009
DLCPF-3603